3. Summary of Significant Accounting Policies (Details - Potentially Dilutive Securities)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Total securities excluded from computation of basic net loss per share	4,788,000	2,547,000
Stock Options [Member]
Total securities excluded from computation of basic net loss per share	2,754,000	1,229,000
Warrants [Member]
Total securities excluded from computation of basic net loss per share	2,034,000	1,318,000